Nature of Operations and Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 1. Nature of Business and Summary of Significant Accounting Policies

Nature of Business

The Company was founded in 1982 under the laws of the State of Minnesota as Command Small Computer Learning Center, Inc., a computer training company and operated under several different names in the computer hardware and training sector. In 2005, the Company began acquiring domain names. On March 1, 2007, the Company changed its name to DigitalTown, Inc. and began developing a business plan to develop a platform to monetize their domain names. DigitalTown currently provides turn-key hosted solutions to power a comprehensive platform for government entities, citizens and merchants. The easy to use platform helps city officials and local merchants manage a feature-rich Smart City for web and mobile devices and provides residents and visitors with access to Content, Community and Commerce. The Company’s headquarters are located in Bellevue, WA. The Company’s common stock is traded on the OTC Markets under the ticker symbol of DGTW.

The Company’s consolidated financial statements have been prepared using U.S. GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has a working capital deficit, recurring losses, and negative cash flows from operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

At May 31, 2018, the Company had an accumulated deficit of $51,142,038. The Company anticipates that growth from its operations, expected future proceeds from additional financing through the sale of its common stock or other equity-based securities, and additional sales and/or leases of existing domain names will be sufficient to meet its working capital and capital expenditure needs through at least February 28, 2019. In the event that the Company is unable to obtain additional capital in the future, the Company would reduce operating expenses or cease operations altogether.

Principles of Consolidation

The consolidated financial statements include the accounts of DigitalTown, Inc. and its wholly-owned subsidiaries and have been prepared by the Company in United States (U.S.) dollars and in accordance with accounting principles generally accepted in the United States, or GAAP. All material intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Certain prior period amounts in the consolidated statement of cash flows have been reclassified to conform to the current period presentation. Proceeds from related party notes payable received in the prior period have been reclassified from the prior period classification. These reclassifications had no impact on previously reported net income or accumulated deficit for any year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounts Receivable

Accounts receivable arise from the software licensing of our Rezserve subsidiary. The Company evaluates collectability of accounts receivable based on a combination of factors including the age of the receivable or a specific customer’s inability to meet its financial conditions. In these circumstances, the Company records an allowance to reduce the receivable to an amount it deems collectible. The Company has recorded an allowance for doubtful accounts as of May 31, 2018 and February 28, 2018 of $5,389 and $5,456, respectively.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net tangible and identifiable intangible assets related to completed acquisitions. Goodwill has an indefinite life and is not amortized but instead tested for impairment annually, or more frequently if necessary.

Intangible assets are recorded at fair value and are comprised of amounts assigned to acquisition-related items, such as trade names, customer lists, non-compete agreements and intellectual property/technology. Intangible assets are considered either definite or indefinite lived assets. Definite lived intangible assets are amortized on a straight-line basis over their useful lives. Certain intangible assets may have an indefinite life and are not amortized, but rather evaluated for impairment annually.

We evaluate any goodwill and intangible assets for an impairment on an annual basis each fiscal year end. We also evaluate goodwill and intangible assets for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the goodwill and intangible assets below the carrying amounts. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2018 as fully impaired. Accordingly, we recognized an impairment expense of $1,721,760.

Revenue Recognition

Effective March 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts to perform pilot studies by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied. For the comparative periods, revenue has not been adjusted and continues to be reported under ASC 605 — Revenue Recognition. Under ASC 605, revenue is recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) the performance of service has been rendered to a customer or delivery has occurred; (3) the amount of fee to be paid by a customer is fixed and determinable; and (4) the collectability of the fee is reasonably assured.

There was no impact on the Company’s financial statements as a result of adopting Topic 606 for the three months ended May 31, 2018 and the twelve months ended February 28, 2018.

The Company recognizes revenue when the following four criteria have been met:

·	Persuasive evidence that a business relationship exists
·	Delivery has occurred
·	The price is fixed and determinable
·	Collectibility is reasonably assured

The Company primarily recognizes revenue from sale of software licenses and related development services. Software licensing and development revenue is recognized as invoiced and over the course of the applicable agreements. In the event projects have multiple project milestones, revenue is recognized as milestones are achieved and invoices are submitted for payment.

The Company may also be merchant of record for merchant transactions processed on the DigitalTown platform. When this happens, revenue is recognized on the date of the transaction. The Company has experience in merchant transaction fraud mitigation. To the extent chargebacks become material, the Company will implement a formal practice for allowance for doubtful accounts.

Fair Value of Financial Instruments

Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under U.S. GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

As of May 31, 2018 and February 28, 2018, the Company does not have any financial instruments that must be measured under the fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability.

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs during the first quarter of fiscal 2019 or the fiscal year 2018.

Cash Equivalents

The Company considers all highly liquid investments with original maturity of three months or less when purchased to be cash equivalents. As of May 31, 2018 and February 28, 2018, the Company had no cash equivalents.

Cash Deposits in Excess of Federally Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are insured by the Federal Deposit Insurance Company and currently have insurance coverage up to $250,000. At May 31, 2018 and February 28, 2018, the Company did not have any deposit accounts in excess of federally insured limits.

Prepaid Domain Names

The annual domain name renewal fees are currently capitalized in the period of renewal then amortized over one year. Only the purchase of new domain names is capitalized. See Note 5 for further information.

Property and Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over their estimated useful lives, ranging from three to five years. Leasehold improvements are amortized over the shorter of the useful life or the term of the related lease. The Company recorded $1,842 and $1,300 of depreciation expense for first quarters of fiscal years 2019 and 2018, respectively. Repairs and maintenance costs are expensed as incurred; major renewals and improvements are capitalized. As items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operating income. See Note 4 for further information.

Income Taxes

Deferred tax assets (net of any valuation allowance) and liabilities resulting from temporary differences, net operating loss carryforwards and tax credit carryforwards are recorded using an asset-and-liability method. Deferred taxes relating to temporary differences and loss carryforwards are measured using the tax rate expected to be in effect when they are reversed or are realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be ultimately realized. The Company has recorded a full valuation allowance against the net deferred tax asset due to the uncertainty of realizing the related future benefits.

The Company accounts for income taxes pursuant to FASB guidance. This guidance prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company believes its income tax filing positions and deductions will be sustained upon examination and, accordingly, no reserves or related accruals for interest and penalties have been recorded at May 31, 2018 or February 28, 2018. In accordance with the FASB guidance, the Company has adopted a policy under which, if required to be recognized in the future, interest related to the underpayment of income taxes will be classified as a component of interest expense and any related penalties will be classified in operating expenses in the statements of operations. The Company has three open years of tax returns subject to examination.

Stock-Based Compensation, Including Options and Warrants

Use of equity for compensation is a material part of the Company’s near-term strategy. The Company recognizes the cost of stock-based compensation plans and awards in operations on a straight-line basis over the respective vesting period of the awards. The Company measures and recognizes compensation expense for all stock-based payment awards made to employees, directors, consultants and advisors. The compensation expense for the Company’s stock-based payments is based on estimated fair values at the time of the grant.

The Company estimates the fair value of stock-based payment awards on the date of grant using the Black-Scholes option pricing model. This option pricing model involves a number of assumptions, including the expected lives of stock options, the volatility of the public market price for the Company’s common stock and interest rates. Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that are ultimately expected to vest.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Accounting Standards Codification 606 (“ASC 606”)). ASU No. 2014-09 provides guidance for revenue recognition. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These may include identifying performance obligations in the contract and estimating the amount of variable consideration to include in the transaction price attributable to each separate performance obligation. Subsequent to the initial standards, the FASB has also issued several ASUs to clarify specific revenue recognition topics. This guidance will be effective for the Company for its fiscal year 2019.

The Company will adopt using the modified retrospective approach to initially apply the update and recognize the remaining contract value at the date of application. The Company does not expect the adoption of ASU 2014-09 to have any impact on its total cash flows from operating, investing or financing activities.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which removes the second step of the two-step goodwill impairment test. Under ASU 2017-04, an entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 does not amend the optional qualitative assessment of goodwill impairment. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019; early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has not elected early adoption of this standard and is currently in the process of evaluating the impact of adopting ASU 2017-04 and cannot currently estimate the financial statement impact of adoption.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.” The amendments in this update provide guidance about which changes to the terms or conditions of a share-based award require an entity to apply modification accounting in Topic 718. The guidance will be effective for the Company for its fiscal year 2018, with early adoption permitted. The Company does not expect this ASU to materially impact the Company’s consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, ”Leases (Topic 842)”. Under this guidance, an entity is required to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. This guidance offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and requires a modified retrospective adoption, with early adoption permitted. The Company does not expect the adoption to have a material impact on its consolidated financial statements upon adoption.

The Company believes there are no other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Nature of Business

The Company was founded in 1982 under the laws of the State of Minnesota as Command Small Computer Learning Center, Inc., a computer training company and operated under several different names in the computer hardware and training sector. In 2005, the Company began acquiring domain names. On March 1, 2007, the Company changed its name to DigitalTown, Inc. and began developing a business plan to develop a platform to monetize their domain names. DigitalTown currently provides turn-key hosted solutions to power a comprehensive platform for government entities, citizens and merchants. The easy to use platform helps city officials and local merchants manage a feature-rich Smart City for web and mobile devices and provides residents and visitors with access to Content, Community and Commerce. The Company’s headquarters are located in Bellevue, WA. The Company’s common stock is traded on the OTC Markets under the ticker symbol of DGTW.

The Company’s consolidated financial statements have been prepared using U.S. GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has a working capital deficit, recurring losses, and negative cash flows from operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

At February 28, 2018, the Company had an accumulated deficit of $48,593,820. The Company anticipates that growth from its operations, expected future proceeds from additional financing through the sale of its common stock or other equity-based securities, and additional sales and/or leases of existing domain names will be sufficient to meet its working capital and capital expenditure needs through at least February 28, 2019. In the event that the Company is unable to obtain additional capital in the future, the Company would reduce operating expenses or cease operations altogether.

Principles of Consolidation

The consolidated financial statements include the accounts of DigitalTown, Inc. and its wholly-owned subsidiaries and have been prepared by the Company in United States (U.S.) dollars and in accordance with accounting principles generally accepted in the United States, or GAAP. All material intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Certain prior period amounts in the consolidated statement of cash flows have been reclassified to conform to the current period presentation. Proceeds from related party notes payable received in the prior period have been reclassified from the prior period classification. These reclassifications had no impact on previously reported net income or accumulated deficit for any year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounts Receivable

Accounts receivable arise from the software licensing of our Rezserve subsidiary. The Company evaluates collectability of accounts receivable based on a combination of factors including the age of the receivable or a specific customer’s inability to meet its financial conditions. In these circumstances, the Company records an allowance to reduce the receivable to an amount it deems collectible. The Company has recorded an allowance for doubtful accounts as of February 28, 2018 and February 28, 2017 of $5,456 and $23,219, respectively. During fiscal 2017, the Company recorded $114,829 of bad debt expense due mostly to new customers from the Rezserve acquisition.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net tangible and identifiable intangible assets related to completed acquisitions. Goodwill has an indefinite life and is not amortized but instead tested for impairment annually, or more frequently if necessary.

Intangible assets are recorded at fair value and are comprised of amounts assigned to acquisition-related items, such as trade names, customer lists, non-compete agreements and intellectual property/technology. Intangible assets are considered either definite or indefinite lived assets. Definite lived intangible assets are amortized on a straight-line basis over their useful lives. Certain intangible assets may have an indefinite life and are not amortized, but rather evaluated for impairment annually.

We evaluate any goodwill and intangible assets for an impairment on an annual basis each fiscal year end. We also evaluate goodwill and intangible assets for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the goodwill and intangible assets below the carrying amounts. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2018 as fully impaired. Accordingly, we recognized an impairment expense of $1,721,760. In fiscal 2017, recognized an impairment expense of $1,725,009.

Revenue Recognition

Effective March 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts to perform pilot studies by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied. For the comparative periods, revenue has not been adjusted and continues to be reported under ASC 605 — Revenue Recognition. Under ASC 605, revenue is recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) the performance of service has been rendered to a customer or delivery has occurred; (3) the amount of fee to be paid by a customer is fixed and determinable; and (4) the collectability of the fee is reasonably assured. There was no impact on the Company’s financial statements as a result of adopting Topic 606 for the twelve months ended February 28, 2018 and 2017.

The Company recognizes revenue when the following four criteria have been met:

·	Persuasive evidence that a business relationship exists
·	Delivery has occurred
·	The price is fixed and determinable
·	Collectibility is reasonably assured

The Company primarily recognizes revenue from sale of software licenses and related development services. Software licensing and development revenue is recognized as invoiced and over the course of the applicable agreements. In the event projects have multiple project milestones, revenue is recognized as milestones are achieved and invoices are submitted for payment.

The Company may also be merchant of record for merchant transactions processed on the DigitalTown platform. When this happens, revenue is recognized on the date of the transaction. The Company has experience in merchant transaction fraud mitigation. To the extent chargebacks become material, the Company will implement a formal practice for allowance for doubtful accounts.

The Company recognizes revenue from the sale of display advertising appearing on specific pages of individual sites within DigitalTown’s network platform. Display advertising is sold by the Company directly to local merchants and placed by the Company on specific pages of individual sites targeted by the local merchant. The terms of these sales are either for a fixed monthly amount for a period ranging from three months to one year or variable based on a percentage of the per click or per-impression revenue generated by these ads.

Fair Value of Financial Instruments

Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under U.S. GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

As of February 28, 2018, and February 28, 2017, the Company does not have any financial instruments that must be measured under the fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability.

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs during fiscal 2018 or fiscal 2017.

Cash Equivalents

The Company considers all highly liquid investments with original maturity of three months or less when purchased to be cash equivalents. As of February 28, 2018, and February 28, 2017, the Company had no cash equivalents.

Cash Deposits in Excess of Federally Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are insured by the Federal Deposit Insurance Company and currently have insurance coverage up to $250,000. At February 28, 2018, the Company had no uninsured cash balances. At February 28, 2017, the Company had one bank deposit account in excess of federally insured limits.

Prepaid Domain Names

The annual domain name renewal fees are currently capitalized in the period of renewal then amortized over one year. Only the purchase of new domain names are capitalized. See Note 4 for further information.

Property and Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over their estimated useful lives, ranging from three to five years. The Company recorded $6,022 and $2,782 of depreciation expense for fiscal years 2018 and 2017, respectively. Repairs and maintenance costs are expensed as incurred; major renewals and improvements are capitalized. As items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operating income. See Note 3 for further information.

Income Taxes

Deferred tax assets (net of any valuation allowance) and liabilities resulting from temporary differences, net operating loss carryforwards and tax credit carryforwards are recorded using an asset-and-liability method. Deferred taxes relating to temporary differences and loss carryforwards are measured using the tax rate expected to be in effect when they are reversed or are realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be ultimately realized. The Company has recorded a full valuation allowance against the net deferred tax asset due to the uncertainty of realizing the related future benefits.

The Company accounts for income taxes pursuant to FASB guidance. This guidance prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company believes its income tax filing positions and deductions will be sustained upon examination and, accordingly, no reserves or related accruals for interest and penalties have been recorded at February 28, 2018 or February 28, 2017. In accordance with the FASB guidance, the Company has adopted a policy under which, if required to be recognized in the future, interest related to the underpayment of income taxes will be classified as a component of interest expense and any related penalties will be classified in operating expenses in the statements of operations. The Company has three open years of tax returns subject to examination.

Stock-Based Compensation, Including Options and Warrants

Use of equity for compensation is a material part of the Company’s near-term strategy. The Company recognizes the cost of stock-based compensation plans and awards in operations on a straight-line basis over the respective vesting period of the awards. The Company measures and recognizes compensation expense for all stock-based payment awards made to employees, directors, consultants and advisors. The compensation expense for the Company's stock-based payments is based on estimated fair values at the time of the grant.

The Company estimates the fair value of stock-based payment awards on the date of grant using the Black-Scholes option pricing model. This option pricing model involves a number of assumptions, including the expected lives of stock options, the volatility of the public market price for the Company's common stock and interest rates. Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that are ultimately expected to vest.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Accounting Standards Codification 606 (“ASC 606”)). ASU No. 2014-09 provides guidance for revenue recognition. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These may include identifying performance obligations in the contract and estimating the amount of variable consideration to include in the transaction price attributable to each separate performance obligation. Subsequent to the initial standards, the FASB has also issued several ASUs to clarify specific revenue recognition topics. This guidance will be effective for the Company for its fiscal year 2019.

The Company will adopt using the modified retrospective approach to initially apply the update and recognize the remaining contract value at the date of application. The Company does not expect the adoption of ASU 2014-09 to have any impact on its total cash flows from operating, investing or financing activities.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which removes the second step of the two-step goodwill impairment test. Under ASU 2017-04, an entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 does not amend the optional qualitative assessment of goodwill impairment. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019; early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has not elected early adoption of this standard and is currently in the process of evaluating the impact of adopting ASU 2017-04 and cannot currently estimate the financial statement impact of adoption.

65279;

In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.” The amendments in this update provide guidance about which changes to the terms or conditions of a share-based award require an entity to apply modification accounting in Topic 718. The guidance will be effective for the Company for its fiscal year 2018, with early adoption permitted. The Company does not expect this ASU to materially impact the Company’s consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842)”. Under this guidance, an entity is required to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. This guidance offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and requires a modified retrospective adoption, with early adoption permitted. The Company does not expect the adoption to have a material impact on its consolidated financial statements upon adoption.

The Company believes there are no other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.